Convertible Debt (Details) - Schedule of Significant Inputs into the Fair Value of the Promissory Note	6 Months Ended
Jun. 30, 2024
Bottom of range [Member] | Stock price [member]
Schedule of Promissory Notes [Line Items]
Significant inputs	$0.40
Bottom of range [Member] | Expected life in years [member]
Schedule of Promissory Notes [Line Items]
Significant inputs	0.50
Bottom of range [Member] | Risk free rate [member]
Schedule of Promissory Notes [Line Items]
Significant inputs	5.25%
Bottom of range [Member] | Expected volatility [member]
Schedule of Promissory Notes [Line Items]
Significant inputs	105%
Top of range [Member] | Stock price [member]
Schedule of Promissory Notes [Line Items]
Significant inputs	0.90
Top of range [Member] | Expected life in years [member]
Schedule of Promissory Notes [Line Items]
Significant inputs	0.92
Top of range [Member] | Risk free rate [member]
Schedule of Promissory Notes [Line Items]
Significant inputs	5.56%
Top of range [Member] | Expected volatility [member]
Schedule of Promissory Notes [Line Items]
Significant inputs	130%